Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
8.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Manager (see Note 1) which is controlled by members of the Pittas family, whereby the Manager provides technical and commercial vessel management for a fixed daily fee of Euro 685 per vessel for each of 2019, 2020 and 2021, under the Company’s Master Management Agreement. An additional fixed management fee (see below) is paid to the Manager for the provision of management executive services.

The Company’s Master Management Agreement (“MMA”) with Eurobulk provides for an annual adjustment of the daily vessel management fee due to inflation to take effect January 1 of each year. The vessel management fee for laid-up vessels is half of the daily fee for the period they are laid-up. The MMA, as periodically amended and restated, will automatically be extended after the initial five-year period for an additional five-year period unless terminated on or before the 90th day preceding the initial termination date. Pursuant to the MMA, each ship owning company has signed – and each future ship owning company when a vessel is acquired will sign - with the Manager, a management agreement with the rate and term of these agreements set in the MMA effective at such time.

The MMA was amended and restated as of January 1, 2012 to reflect a 5% discount of the daily vessel management fee for the period during which the number of the Euroseas-owned vessels (including vessels in which Euroseas is a part owner) managed by the Manager is greater than 20 (“volume discount”). The daily vessel management fee was set at Euro 685 per day per vessel in operation and 342.5 Euros per day per vessel in lay-up after the 5% discount.

The MMA was further renewed on January 1, 2018 for an additional five-year term until January 1, 2023 with the 5% volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euro 685 for the years ended December 31, 2019, 2020 and 2021 and will be adjusted annually for inflation in the Eurozone. From January 1, 2022, the vessel fixed management fee was adjusted for inflation at Euro 720 per day per vessel in operation and Euro 360 per day per vessel in lay-up.

Vessel management fees paid to the Manager amounted to $3,671,335, $5,293,199 and $4,294,789 in 2019, 2020 and 2021, respectively, and are recorded under “Related party management fees” in the consolidated statements of operations.

In addition to the vessel management services, the Manager provides executive services to the Company. On November 15, 2019, the Company signed an addendum adjusting the fixed annual executive compensation to $2,000,000 to compensate the Manager for the increase in the fleet and certain management services provided by Synergy Marine Ltd., a company controlled by Andreas Papathomas and which became affiliated with the Company following the Synergy Vessels Acquisition, as a result of his appointment to the Board of Directors of the Company in November 2019. As a result, for the year 2019, the fixed cost was calculated on $1,250,000 pro-rated for the period of January 1, 2019 until November 15, 2019 and on $2,000,000 for the period of November 16, 2019 until December 31, 2019. The Company incurred costs of $1,344,250, $2,000,000 and $2,460,000 in 2019, 2020 and 2021, respectively, which are recorded in “General and administrative expenses” in the consolidated statements of operations. The amount of fixed costs reported for the year ended December 31, 2021, includes an amount of $0.46 million paid as a special bonus to the Manager’s employees and consultants.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists. As of December 31, 2020 and 2021, the amounts due to related company were $24,072 and $309,970, respectively. Based on the MMA between Euroseas Ltd. and Euroseas’ ship owning subsidiaries and the Manager an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced by the Company’s ship-owning subsidiaries in the beginning of each quarter to the Manager.

In August 2019, the Company completed the acquisition of the four feeder containerships, owned by affiliates of the Pittas family including the Company’s Chief Executive Officer for a consideration of $28.2 million that included a cash payment of $15 million and the issuance of 2,816,901 common shares to the sellers ("the Trinity / Diamantis Vessel Acquisition”). The four vessels are M/V EM Hydra and M/V EM Spetses, both 1,740 teu feeder containerships built in 2005 and 2007, respectively, M/V EM Kea, a 3,100 teu feeder containership built in 2007, and M/V Diamantis P, a 2,008 teu feeder containership built in 1998. On August 2, 2019, the Company took delivery of M/V Diamantis P and M/V EM Hydra, and, on August 7, 2019, the Company took delivery of M/V EM Spetses and M/V EM Kea. The Company financed the cash portion of the acquisition price via the arrangement of two bank loans described below (refer Note 9-b and 9-c), drawing a total of $16,167,680 with the excess amount used for general corporate purposes. The cash portion of the acquisition price was used to repay the existing indebtedness of the vessels, with the sellers receiving only payment in Euroseas common shares.  The common shares issued to the sellers represented at that time approximately 64.3% of Euroseas’ outstanding common shares.  The vessels acquisition transactions were evaluated and approved by a special committee of independent members of the Board of Directors.

On September 30, 2019, the Company reached an agreement with a related party, Colby Trading Ltd., a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, to draw a $2.5 million loan to finance the special survey and WBT system installation on M/V “Akinada Bridge”. The interest rate applied was 8% per annum. Interest on the loan was payable quarterly. Within the second quarter of 2020 the Company repaid $625,000 of the above loan. In November 2020, the outstanding amount of the loan was converted into Company’s common shares. For further details refer to Note 9-h.

On November 1, 2019, the Company entered into a second agreement with Colby Trading Ltd., to draw another $2.5 million loan to finance working capital needs. The interest rate applied was 8% per annum. Interest on the loan was payable quarterly. The loan was repaid in March 2021. For further details refer to Note 9-h.

The Company uses brokers for various services, as is industry practice. Eurochart S.A. (“Eurochart”), an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. Commissions to Eurochart for vessel sales were nil, $153,750 and nil in 2019, 2020 and 2021, respectively, recorded in “Net gain / (loss) on sale of vessels” in the consolidated statements of operations. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for the acquisitions the Company makes using Eurochart’s services. For the acquisition of M/V “Marcos V” the Company also paid Eurochart a commission of $0.4 million, equaling to 1% of the purchase price of the vessel. In October 2021, the Company withheld the amount of $255,000 from the sellers of the M/V “Jonathan P”, on behalf of Eurochart, as a 1% commission in connection with the acquisition of the vessel. Commissions to Eurochart for chartering services were, $493,341, $504,892 and $1,075,274 in 2019, 2020 and 2021, respectively, recorded in “Commissions” in the consolidated statements of operations.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”) is a company owned by certain members of the Pittas family, together with two other unrelated ship management companies, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $106,749 and $142,332 in 2019, $100,837 and $203,678 in 2020, and $77,896 and $155,739 in 2021, respectively. These amounts are recorded in “Vessel operating expenses” in the consolidated statements of operations.